April 24, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Variable Portfolios, Inc. (on behalf of ING International Index Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Portfolios, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING International Index Portfolio, a series of the Registrant, will acquire all of the assets of ING Index Plus International Equity Portfolio, a series of ING Investors Trust, in exchange for shares of ING International Index Portfolio and the assumption by ING International Index Portfolio of the liabilities of ING Index Plus International Equity Portfolio, and the approval of a related sub-advisory agreement.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Jutta M. Frankfurter at 202-261-3484.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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